Segment Reporting - Net Sales by Groups of Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net sales by groups of products
Net revenue	€ 6,063,967	€ 4,933,118	€ 5,340,038
Haemoderivatives
Net sales by groups of products
Net revenue	5,005,382	3,814,983	4,242,502
Transfusional medicine
Net sales by groups of products
Net revenue	640,604	712,238	714,164
Other diagnostic
Net sales by groups of products
Net revenue	21,740	23,625	27,630
Bio supplies
Net sales by groups of products
Net revenue	146,076	115,811	133,221
Other Product
Net sales by groups of products
Net revenue	€ 250,165	€ 266,461	€ 222,521